Deutsche Investment Management Americas Inc.
                                    One Beacon Street
                                    Boston, MA 02108

                                    October 1, 2009



Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549


RE: DWS Climate Change Fund and DWS Health Care Fund (the "Funds"), each a series of DWS Securities Trust (the "Trust") (Reg. Nos. 2-36238, 811-2021)


Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment Nos. 101 and 102 to the Trust's Registration Statement on Form N-1A (the "Amendments"), do not differ from that contained in the Amendments, which are the most recent Amendments to such Registration Statement and were filed electronically on September 28, 2009 and September 30, 2009, respectively.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3681.

                              Very truly yours,


                              /s/Laura McCollum

                              Laura McCollum, Esq.
                              Vice President and Counsel
                              Deutsche Investment Management Americas Inc.




cc:      Thomas Hiller, Esq. / Ropes & Gray LLP